EMPLOYEE BENEFIT EXPENSES	12 Months Ended
Mar. 31, 2022
EMPLOYEE BENEFIT EXPENSES

5 EMPLOYEE BENEFIT EXPENSES

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Note	USD	USD	USD
Basic salaries, allowances and all benefits-in-kind		23,274,243	14,934,202	14,392,676
Pension costs - defined contribution plans		552,064	322,891	316,009
Share-based payments	(a)	11,684,519	29,176,427	11,397,318
		35,510,826	44,433,520	26,106,003

Note 5 (a):

For the year ended 31 March 2022, share-based payments included the following:

●	$7,495,105 related to the employee share option scheme (note 21)
●	$4,134,847 related to the employee Restricted Share Units (“RSU”) (note 21)
●	$54,567 related to the fair value of shares awarded to employees and a contractor of the Group (note 21).

For the year ended 31 March 2021, share-based payments include the following:

●	$26,942,783 related to the employee share option scheme, originally established by Diginex HK (note 22)
●	$1,315,248 related to the vesting period changes due to the replacement employee share option scheme post Transaction (note 22)
●	$548,453 related to the fair value of shares awarded to staff as part of the salary deferral scheme, which excludes $9,263 related to the fair value of shares awarded which were reclassed to discontinued operations (note 34). Under the salary deferral scheme, certain employees and long-term contractors deferred payment on a portion of their salaries and in return Diginex HK issued a corresponding share-based payment award equal to the deferred value (the “salary deferral scheme”). Of this amount, $164,474 has been accrued and not yet issued as at 31 March 2021.
●	$369,943 related to share awards accrued, yet to be issued as at 31 March 2021, based on employment service contract obligations.

For the year ended 31 March 2020, share-based payments included the following:

●	$9,722,202 related to the Diginex HK employee share option scheme (note 22)
●	$1,425,116 related to the fair value of shares awarded to staff as part of the salary deferral scheme, this excludes $70,331 related to the fair value of shares awarded which were reclassed to discontinued operations (note 34)
●	$250,000 related to share awards based on service contract obligations